Document and Entity Information	Mar. 31, 2022
Risk/Return:
Registrant Name	IVY FUNDS
Registrant CIK	0000883622
SEC Form	497
Period end date	Mar. 31, 2022
Investment Company Type	N-1A
Risk/Return	Supplement to the Fund’s Statutory Prospectus dated July 29, 2022
Amendment Flag	false